Eaton Vance Senior Income Trust

Two International Place

Boston, MA  02110

Telephone: (800) 225-6265

February 11, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Eaton Vance Senior Income Trust (the “Trust”)

Registration Statement on Form N-2 (333-207588; 811-09013)

Ladies and Gentlemen:

On behalf of the above-captioned registered, closed-end investment company, and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-2 (the “Registration Statement”) with respect to the proposed offering by the Trust of additional shares of common stock, par value $0.01 per share (the “Common Shares”), on a continuous or delayed basis in reliance on Rule 415 under the 1933 Act.

The Trust and Eaton Vance Distributors, Inc., the underwriter for the Common Shares, also hereby submit to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement to February 18, 2016.

The Registration Statement was amended as stated in our correspondence filing made on January 28, 2016 in response to the Staff’s comments.  We received no additional comments from the Staff.  We request that the Staff review the Registration Statement as promptly as possible and contact us at its earliest possible convenience if it has any further comments.

The total registration fee for purposes of this filing is $2,415.40, of which $2,009.54 has been wired through the LOCKBOX system to the Securities and Exchange Commission’s (“SEC”) account.  The remaining balance of $405.86 is the portion of the registration fee attributable to the unsold securities under the Registrant's Registration Statement on Form N-2 (File No. 333-207588) filed November 9, 2012, and is being applied to offset against the registration fee currently due pursuant to Rule 415(a)(6) and Rule 457(p) under the Securities Act.

Questions should be directed to the undersigned at (617) 672-8655.

Sincerely,

/s/  Jeanmarie Valle Lee

Jeanmarie Valle Lee